Related-party Transactions (Details 5) - TWD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other receivables due from related parties		$ 54,093	$ 34,288
Associates [member]
Other receivables due from related parties	[1]	47,746	10,970
Others [member]
Other receivables due from related parties	[1]	$ 6,347	$ 23,318

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.